Earnings per ordinary share - Summary of earnings (loss) per ordinary shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Basic earnings per share attributable to ordinary shareholders of Rio Tinto	$ 21,094	$ 9,769	$ 8,010
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto	$ 21,094	$ 9,769	$ 8,010
Basic earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares (in shares)	1,618.4	1,617.4	1,630.1
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares (in shares)	1,628.9	1,628.6	1,642.1
Basic earnings per share (in usd per share)	$ 13.034	$ 6.040	$ 4.914
Diluted earnings per share (in usd per share)	$ 12.95	$ 5.998	$ 4.878
Cross holdings of shares (in shares)	0.0	0.0
Effect of dilutive securities shares	10.5	11.2	12.0
Rio Tinto plc
Earnings per share [line items]
Basic earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares (in shares)	1,247.4	1,246.5	1,259.4
Rio Tinto Limited
Earnings per share [line items]
Basic earnings per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares (in shares)	371.0	370.9	370.7